PROPERTY AND EQUIPMENT (Details) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Property and equipment	$ 1,466,955	$ 1,590,661
Less: Accumulated depreciation	(1,144,327)	(1,507,924)
Property and equipment, net	322,628	82,737
Office equipment and software
Property and equipment	1,152,586	1,503,872
Furniture and fixtures
Property and equipment	219,936	86,789
Leasehold improvements
Property and equipment	$ 94,433